Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature [line Items]
Royalty expenses	$ 0	$ 0	$ (737)
Cost of revenue	0	0	(737)
Total research and development expenses	(93,517)	(90,536)	(87,646)
Total selling, general and administrative expenses	(19,790)	(19,085)	(16,812)
Other operating income and (expense)	638	849	(1,300)
Research and Development Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(36,162)	(31,945)	(32,936)
Social charges on stock option grants	1,837	(280)	(270)
Non-cash stock based compensation expense	(4,142)	(2,028)	(3,952)
Personnel expenses	(38,466)	(34,253)	(37,158)
Purchases and external expenses	(35,083)	(36,611)	(32,996)
Depreciation and amortization expenses (incl. right of use amortization)	(18,665)	(18,391)	(16,511)
Other	(1,301)	(1,281)	(981)
Total research and development expenses	(93,517)	(90,536)	(87,646)
Selling, General and Administrative Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(6,482)	(6,247)	(5,994)
Social charges on stock option grants	769	(107)	(106)
Non-cash stock based compensation expense	(1,968)	(1,139)	(1,281)
Personnel expenses	(7,681)	(7,493)	(7,381)
Purchases and external expenses	(9,797)	(9,182)	(6,682)
Depreciation and amortization expenses (incl. right of use amortization)	(1,397)	(1,483)	(2,012)
Other	(915)	(927)	(738)
Total selling, general and administrative expenses	(19,790)	(19,085)	(16,812)
Personnel Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(42,643)	(38,192)	(38,930)
Social charges on stock option grants	2,606	(387)	(376)
Non-cash stock based compensation expense	(6,110)	(3,167)	(5,233)
Personnel expenses	$ (46,147)	$ (41,746)	$ (44,539)